Sales (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Summary of Sales
Details of sales for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021		2022		2023
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Type of goods and services]
Sales of goods	￦	58,359,774	441,203	68,578,390	606,079	85,588,151	351,986
Electricity		57,308,555	—	66,198,964	—	82,954,778	—
Heat supply		232,738	—	489,629	—	440,435	—
Others		818,481	441,203	1,889,797	606,079	2,192,938	351,986
Sales related to rendering of services		252,216	204,184	370,799	343,803	467,661	283,217
Sales related to construction services		159,262	595,736	193,541	453,412	186,996	598,399

	￦	58,771,252	1,241,123	69,142,730	1,403,294	86,242,808	1,233,602

[Timing of revenue recognition]
Performance obligations satisfied at a point in time	￦	58,359,774	441,203	68,578,390	606,079	85,588,151	351,986
Performance obligations satisfied over time		411,478	799,920	564,340	797,215	654,657	881,616

	￦	58,771,252	1,241,123	69,142,730	1,403,294	86,242,808	1,233,602